CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 28, 2026 USD ($)	Feb. 28, 2026 CNY (¥)	Feb. 28, 2025 CNY (¥)
Current assets
Cash and cash equivalents	$ 19,858	¥ 136,181	¥ 210,771
Restricted cash, current			496
Accounts receivable, net of allowance for credit losses of nil and nil as of February 28, 2025 and 2026, respectively	463	3,176	2,048
Other receivables, deposits and other assets, net of allowance for credit losses of RMB3,652 and RMB3,784 as of February 28, 2025 and 2026, respectively	2,390	16,394	24,890
Amounts due from related parties, net	202	1,383	3,331
Short-term investments	0	0	13,905
Short-term investments under fair value	12,869	88,256	37,953
Long-term investments under fair value, current	1,014	6,952	3,584
Total current assets	36,796	252,342	296,978
Non-current assets
Restricted cash, non-current	19,009	130,363	128,028
Property and equipment, net	17,582	120,574	125,228
Operating lease right-of-use assets	5,870	40,254	40,185
Intangible assets, net	326	2,235	1,434
Goodwill	164	1,125	1,125
Long-term investments, net	6,562	45,000	36,000
Long-term investments under fair value, non-current	20,981	143,886	99,571
Other non-current assets	545	3,718	2,593
Total non-current assets	71,039	487,155	434,164
TOTAL ASSETS	107,835	739,497	731,142
Current liabilities
Accounts payable	439	3,014	3,746
Amounts due to related parties	730	5,009	5,256
Accrued expenses and other current liabilities	8,812	60,384	71,888
Operating lease liabilities, current	1,391	9,539	7,895
Income tax payable	2,825	19,376	18,859
Deferred revenue	4,394	30,134	27,941
Long-term borrowings, current	1,312	9,000
Total current liabilities	19,903	136,456	135,585
Non-current liabilities
Long-term borrowings	11,811	81,000	82,134
Operating lease liabilities, non-current	1,058	7,259	8,270
Total non-current liabilities	12,869	88,259	90,404
TOTAL LIABILITIES	32,772	224,715	225,989
Commitments and contingencies
EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 22,600,576 and 22,614,376 shares issued and outstanding as of February 28, 2025 and 2026, respectively)	2	15	15
Additional paid-in capital	109,232	749,105	747,376
Treasury shares (2,363,567 and 2,363,567 shares as of February 28, 2025 and 2026, respectively)	(6,579)	(45,115)	(45,115)
Accumulated deficit	(35,835)	(245,751)	(276,538)
Accumulated other comprehensive income	2,242	15,375	28,873
Shareholders’ equity	69,062	473,629	454,611
Non-controlling interests	6,001	41,153	50,542
Total equity	75,063	514,782	505,153
TOTAL LIABILITIES AND EQUITY	$ 107,835	¥ 739,497	¥ 731,142